Franklin Value Investors Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin All Cap Value Fund	Shares	Value
Common Stocks 93.6%		
Aerospace & Defense 1.9%		
AAR Corp.	22,000	$ 533,280
United Technologies Corp.	1,500	158,355
		691,635
Automobiles & Components 5.1%		
Autoliv Inc.	5,000	408,850
Gentex Corp.	12,000	270,960
Johnson Controls Inc.	14,500	583,045
Spartan Motors Inc.	101,000	612,060
		1,874,915
Banks 4.1%		
KeyCorp	58,000	712,820
U.S. Bancorp	21,700	809,844
		1,522,664
Building Products 6.5%		
[a]Gibraltar Industries Inc.	19,900	306,460
Griffon Corp.	43,500	517,650
Insteel Industries Inc.	44,100	740,880
[a]Owens Corning Inc.	11,700	462,033
Universal Forest Products Inc.	8,800	363,000
		2,390,023
Commercial & Professional Services 0.8%		
McGrath RentCorp	8,700	297,888
Consumer Durables & Apparel 6.2%		
Adidas AG, ADR (Germany)	4,000	223,880
Harman International Industries Inc.	6,100	369,233
La-Z-Boy Inc.	19,000	393,870
[a]Maidenform Brands Inc.	28,600	668,096
Rocky Brands Inc.	36,500	630,720
		2,285,799
Consumer Services 1.7%		
Royal Caribbean Cruises Ltd.	16,500	628,485
Electrical Equipment 5.0%		
Eaton Corp. PLC	11,200	772,240
Encore Wire Corp.	9,300	387,903
Nexans SA (France)	9,500	506,361
Regal-Beloit Corp.	2,800	181,104
		1,847,608
Energy 17.3%		
Apache Corp.	7,150	573,787
Baker Hughes Inc.	13,000	616,590
Bristow Group Inc.	13,000	884,130
Ensco PLC, A	5,000	286,700
[a]Natural Gas Services Group Inc.	38,800	944,780
Occidental Petroleum Corp.	7,500	667,875
[a]PHI Inc.	8,700	308,850
[a]PHI Inc., non-voting	19,000	668,800
Tidewater Inc.	8,800	519,112
[a]Unit Corp.	10,000	450,800
Valero Energy Corp.	12,000	429,240
		6,350,664
Food & Staples Retailing 1.5%		
Wal-Mart Stores Inc.	7,000	545,580
Food, Beverage & Tobacco 11.9%		
Archer-Daniels-Midland Co.	22,700	827,869
Bunge Ltd.	7,478	568,403

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin MicroCap Value Fund	Shares	Value
Common Stocks 79.3%		
Automobiles & Components 0.9%		
Spartan Motors Inc.	741,000	$ 4,490,460
Banks 5.9%		
Bar Harbor Bankshares	156,768	6,137,467
Citizens Community Bancorp Inc.	143,700	1,084,935
First Defiance Financial Corp.	210,000	5,544,000
MidSouth Bancorp Inc.	225,000	3,667,500
Northeast Bancorp	437,000	4,409,330
Old Line Bancshares Inc.	94,145	1,231,417
Penseco Financial Services Corp.	64,200	2,714,055
Southern Missouri Bancorp Inc.	70,000	1,872,500
WSFS Financial Corp.	63,000	3,750,390
		30,411,594
Capital Goods 15.7%		
Alamo Group Inc.	190,000	7,917,300
Burnham Holdings Inc., A	219,000	3,942,000
CIRCOR International Inc.	70,000	3,676,400
[a]Ducommun Inc.	243,000	5,550,120
Espey Manufacturing & Electronics Corp.	59,000	1,616,600
[a]Gibraltar Industries Inc.	345,000	5,313,000
Griffon Corp.	120,000	1,428,000
[b]Hardinge Inc.	934,900	14,790,118
[b]Hurco Cos. Inc.	379,000	10,801,500
Insteel Industries Inc.	119,723	2,011,346
[a]Lydall Inc.	323,000	5,025,880
Miller Industries Inc.	355,000	5,889,450
[a]Northwest Pipe Co.	170,000	5,066,000
[a,c]Smith Investment Co. LLC	44,600	29,102
[a]Sparton Corp.	426,000	7,570,020
[a]Sterling Construction Co.	45,000	441,900
		81,068,736
Commercial & Professional Services 4.7%		
[a]A. T. Cross Co., A	511,140	9,507,204
Ecology and Environment Inc., A	144,000	1,571,040
Healthcare Services Group Inc.	456,000	11,222,160
Kelly Services Inc., A	60,100	1,176,157
Kimball International Inc., B	73,000	802,270
		24,278,831
Consumer Durables & Apparel 4.4%		
Callaway Golf Co.	135,000	969,300
[a,b]Cobra Electronics Corp.	455,000	1,192,100
[a,b]Delta Apparel Inc.	743,700	11,936,385
[a]The Dixie Group Inc.	428,764	3,854,588
Flexsteel Industries Inc.	150,000	3,733,500
[a]P & F Industries Inc., A	65,200	529,424
Rocky Brands Inc.	37,000	639,360
		22,854,657
Consumer Services 2.6%		
Frisch's Restaurants Inc.	220,000	4,798,200
[a,b]Full House Resorts Inc.	1,235,000	3,618,550
[a]Ruby Tuesday Inc.	732,400	5,361,168
		13,777,918
Diversified Financials 1.2%		
KCAP Financial Inc.	617,000	6,459,990
Energy 8.0%		
[a]Cal Dive International Inc.	2,880,000	5,644,800
[a,b]Magellan Petroleum Corp.	2,312,200	2,450,932

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds' portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin All Cap Value Fund	Franklin Balance Sheet Investment Fund	Franklin Large Cap Value Fund
Cost of investments	$ 28,287,350	$ 921,229,494	$ 128,894,424
Unrealized appreciation	$ 9,006,445	$ 538,816,662	$ 52,176,168
Unrealized depreciation	(324,686)	(29,596,042)	(9,035,041)
Net unrealized appreciation (depreciation)	$ 8,681,759	$ 509,220,620	$ 43,141,127

	Franklin MicroCap Value Fund	Franklin MidCap Value Fund	Franklin Small Cap Value Fund
Cost of investments	$337,495,566	$ 88,713,916	$ 1,492,330,041
Unrealized appreciation	$193,965,516	$ 26,588,390	$ 761,332,256
Unrealized depreciation	(12,043,927)	(2,505,467)	(54,228,100)
Net unrealized appreciation (depreciation)	$181,921,589	$ 24,082,923	$ 707,104,156

4. RESTRICTED SECURITIES

At July 31, 2013, the Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
94,800	Allen Organ Co. (LandCo. Holdings)	9/07/06	$ 181,146	$ 425,652
44,600	Smith Investment Co. LLC	1/20/09	-	29,102
	Total Restricted Securities (Value is 0.09% of Net Assets)		$ 181,146	$ 454,754

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the nine months ended July 31, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Balance Sheet Investment Fund							
Non-Controlled Affiliates							
KGen Power Corp., 144A	3,550,000	-	750,000	2,800,000	$ - *	$ -	$ (290,645)
Trinity Place Holdings Inc.	1,200,000	-	-	1,200,000	5,100,000	-	-
Total Affiliated Securities (Value is 0.36% of Net Assets)					$ 5,100,000	$ -	$ (290,645)
Franklin MicroCap Value Fund							
Non-Controlled Affiliates							
ACMAT Corp., A	353,500	-	39,300	314,200	$ 7,815,725	$ -	$ 502,549
ALCO Stores Inc.	203,000	-	10,000	193,000	2,725,160	-	1,070
American Pacific Corp.	604,455	-	264,585	339,870	- *	-	4,775,161
Cobra Electronics Corp.	455,000	-	-	455,000	1,192,100	-	-
Continental Materials Corp.	129,700	-	-	129,700	1,914,372	-	-
Delta Apparel Inc.	743,700	-	-	743,700	11,936,385	-	-
Full House Resorts Inc.	-	1,235,000	-	1,235,000	3,618,550	-	-
Hardinge Inc.	1,050,000	-	115,100	934,900	14,790,118	60,800	364,230
Hurco Cos. Inc.	379,000	-	-	379,000	10,801,500	-	-
Magellan Petroleum Corp.	-	2,312,200	-	2,312,200	2,450,932	-	-
Omega Protein Corp.	1,250,000	185,000	114,000	1,321,000	11,056,770	-	389,402
Origen Financial Inc.	1,900,000	-	-	1,900,000	2,565,000	-	121,500
P.A.M. Transportation Services Inc.	535,000	35,769	-	570,769	6,832,105	560,000	-
USA Truck Inc.	770,000	16,000	-	786,000	4,881,060	-	-
Total Affiliated Securities (Value is 15.96% of Net Assets)					$82,579,777	$ 620,800	$ 6,153,912
Franklin Small Cap Value Fund							
Non-Controlled Affiliates							
Hooker Furniture Corp.	582,900	-	-	582,900	$ 9,798,549	$ 233,160	$ -
Total Affiliated Securities (Value is 0.45% of Net Assets)					$ 9,798,549	$ 233,160	$ -

*As of July 31, 2013, no longer an affiliate.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2013, in valuing the Funds' assets carried at fair value, is as follows:

		Level 1		Level 2		Level 3		Total
Franklin All Cap Value Fund								
Assets:								
Investments in Securities:								
Equity Investments*	$	34,396,208	$	-	$	-	$	34,396,208
Short Term Investments		2,572,901		-		-		2,572,901
Total Investments in Securities	$	36,969,109	$	-	$	-	$	36,969,109
Franklin Balance Sheet Investment Fund								
Assets:								
Investments in Securities:								
Equity Investments:								
Utilities	$	51,833,253	$	2,800,000	$	-	$	54,633,253
All Other Equity Investments*		1,233,179,130		-		-		1,233,179,130
Short Term Investments		142,637,731		-		-		142,637,731
Total Investments in Securities	$	1,427,650,114	$	2,800,000	$	-	$	1,430,450,114
Franklin Large Cap Value Fund								
Assets:								
Investments in Securities:								
Equity Investments*	$	158,839,460	$	-	$	-	$	158,839,460
Short Term Investments		13,196,091		-		-		13,196,091
Total Investments in Securities	$	172,035,551	$	-	$	-	$	172,035,551
Franklin MicroCap Value Fund								
Assets:								
Investments in Securities:								
Equity Investments:								
Capital Goods	$	81,039,634	$	-	$	29,102	$	81,068,736
Insurance		15,299,863		7,815,725		-		23,115,588
Real Estate		4,508,058		51,250		425,652		4,984,960
All Other Equity Investments*		300,917,561		-		-		300,917,561
Short Term Investments		109,330,310		-		-		109,330,310
Total Investments in Securities	$	511,095,426	$	7,866,975	$	454,754	$	519,417,155
Franklin MidCap Value Fund								
Assets:								
Investments in Securities:								
Equity Investments*	$	102,150,851	$	-	$	-	$	102,150,851
Short Term Investments		10,645,988		-		-		10,645,988
Total Investments in Securities	$	112,796,839	$	-	$	-	$	112,796,839
Franklin Small Cap Value Fund								
Assets:								
Investments in Securities:								
Equity Investments*	$	2,019,082,054	$	-	$	-	$	2,019,082,054
Short Term Investments		168,496,890		11,855,253		-		180,352,143
Total Investments in Securities	$	2,187,578,944	$	11,855,253	$	-	$	2,199,434,197

*For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -